OMB APPROVAL
	OMB Number:	3235-0570
	Expires:	August 31, 2011
UNITED STATES	Estimated average burden hours per response. . . . . . . . . . . . . . .18.9
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-06565

H&Q Life Sciences Investors
(Exact name of registrant as specified in charter)

2 Liberty Square, 9th Floor, Boston, MA			02109
(Address of principal executive offices)			(Zip code)

2 Liberty Square, 9th Floor, Boston, MA 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-772-8500

Date of fiscal year end:	September 30

Date of reporting period:	October 1, 2010 to March 31, 2011

ITEM 1. REPORTS TO STOCKHOLDERS.

See Semiannual Report 3/31/11.

H&Q LIFE SCIENCES INVESTORS

Semiannual Report

March 31, 2011

(Unaudited)

To our Shareholders:

On March 31, 2011, the net asset value (NAV) per share of the Fund was $12.96. During the six month period ended March 31, 2011, total return at NAV of your Fund was 17.53%, with distributions reinvested. During the most recent quarter ended March 31, 2011, total return at NAV of your Fund was 7.71%, with distributions reinvested. The total investment return at market with distributions reinvested was 30.83% during the six month period ended March 31, 2011 and was 14.00% during the quarter ended March 31, 2011. Comparisons to relevant indices are listed below:

Investment Returns	Quarter Ended 3/31/10	Six-Months Ended 3/31/10
Investment Return at Market	14.00%	30.83%
Net Asset Value	7.71%	17.53%
NASDAQ Biotech Index (NBI)	7.33%	16.34%
S&P 500 Index	5.92%	17.31%

Portfolio Highlights

As is typical, during the six month period ending March 31, 2011, a handful of themes appear to have had significant influence on healthcare sector performance. While in recent shareholder reports we have suggested that healthcare reform and the overall macroeconomic environment seemed to be central, in the current period it appears that sector specific topics including clinical data, regulatory action and merger & acquisition have been the dominant factors. It is our impression that when these bedrock, sector specific areas are central, it is more likely that the healthcare sector will outperform. We believe that as an investment opportunity, healthcare is most attractive when the focus is on the development and approval of novel and differentiated products that improve the quality or prolong the duration of patient's lives.

In recent months, we have seen the approval and/or launch of several new and impressive products. Among other examples, in the United States, Human Genome Sciences's Benlysta was approved for the treatment of lupus, Amgen's Xgeva was launched in oncology, Dendreon's Provenge was launched in prostate cancer and Allergan's Botox was launched in migraine. As one example in the European Union, Intermune's Esbriet was approved in respiratory disease. Several of these drugs have the potential to be blockbusters and, in our view, are likely to have positive influence on investor sentiment about the healthcare sector. However, not all approval outcomes have been positive. In fact during the last few months, commercialization of the third of three promising obesity drugs has been meaningfully slowed or stopped by the US FDA over safety and/or efficacy concerns. On balance though we believe that overall in the last six months the drug regulatory approval process has been a significant net positive for the sector.

Similarly, there have been quite a few reports of promising clinical data in recent months. As examples, Amarin's AMR101 has demonstrated a substantive positive impact in hyperlipidemia, Vertex has demonstrated positive impact in Cystic Fibrosis, Ariad has reported positive data in two different cancer indications, Incyte has demonstrated apparent efficacy in myelofibrosis and Onyxx has demonstrated impressive efficacy in the area of multiple myeloma. Moreover, the field of Hepatitus C is likely to be transformed by products from Vertex, Merck and Pharmasset. Inevitably, there have also been products that have failed to demonstrate hoped-for efficacy but, on balance, it is our view that clinical progress made in the last few months has been impressive. In addition to product related developments, merger & acquisition news has appeared to be a positive for the healthcare sector. Among the major pharmaceuticals and biotechs, Sanofi completed a long-anticipated acquisition of Genzyme, Merck acquired Inspire and Celgene acquired Abraxis. In addition, Royal DSM N.V. acquired Martek and Hologic acquired Interlace.

We note that during the report period, your Fund benefited not only from positive market conditions for the sector but also owned a number of the companies noted above including Human Genome Sciences, Amgen, Dendreon, Intermune, Ariad, Incyte, Vertex, Onyxx, Pharmasset, Genzyme, Hologic and Interlace. In aggregate, we feel that your Fund and the healthcare sector benefited from a "healthy" dose of sector related news during the six month period ending March 31, 2011.

We also note that there have been a number of factors not directly related to the topics described above. Arguably, healthcare reform and the macroeconomic environment are two of the most important factors. With regard to healthcare reform, we have argued for some time that uncertainty, first prior to the passage of the 2010 Affordable Care Act and then prior to obtaining clarity regarding some of the consequences of the law's passage, would limit healthcare sector performance. Certainly, many details remain to be worked out regarding these laws but it looks now like reversal or major change of the ACA is unlikely in the near term. As such, it appears that investors have begun to focus on the underlying fundamentals of the healthcare sector. From a macro view, the sector has appeared to be on sound footing with strong balance sheets, pending new product approvals and reasonable valuations. It is this combination of characteristics that appears to have led to the sector out performance in the report period. Our view is that while the sector and the market as a whole have moved quickly up in recent months, we would not be surprised if we saw a pullback in the near future. But from a sector view, we think that healthcare will outperform the broad market in the intermediate term.

Investment Changes

During the six month period ended March 31, 2011, within the public portfolio, the Fund established positions in several companies including Celera Corporation, Bruker Corporation, Affymetrix, Inc., Exact Sciences Corporation. and Life Technology Corporation. During the same six month period the Fund exited its positions in several companies including Vertex Pharmaceuticals, Inc., Martek Bioscience Corporation, Regeneron Pharmaceuticals Inc., Eurand N.V., Inc. BioMarin Pharmaceuticals, Inc.

During the six month period ended March 31, 2011, within the venture portfolio, the Fund established positions in several companies including Veniti, Inc., Tibion Corporation, and IntelliPharmaCeutics International, Inc.

We note that several activist investors acquired significant positions in HQL shares during 2010. One activist investor with short term liquidity interest, claiming to represent the general interest of like minded investors, demanded implementation of a liquidity program for shares of HQL. As part of a Compromise and Standstill Agreement, Hambrecht & Quist Capital Management LLC, the Fund's Adviser, with approval of the Fund's Trustees, has undertaken a 35% Tender Offer on behalf of the Fund for a portion of its shares. Shareholders have received details of this Tender Offer under separate cover. Please call the Adviser with any questions.

As always, if you have questions, please feel free to call us at 617-772-8500.

Daniel R. Omstead
President

H&Q LIFE SCIENCES INVESTORS

LARGEST HOLDINGS BY ISSUER
(Excludes Short-Term Investments)

As of March 31, 2011
(Unaudited)

Issuer - Sector	% of Net Assets
Illumina, Inc. Medical Devices and Diagnostics	3.7%
Gilead Sciences, Inc. Biotechnologies/Biopharmaceuticals	3.4%
Dendreon Corporation Biotechnologies/Biopharmaceuticals	3.1%
Alexion Pharmaceuticals, Inc. Biotechnologies/Biopharmaceuticals	2.9%
Mylan, Inc. Generic Pharmaceuticals	2.5%
Amgen, Inc. Biotechnologies/Biopharmaceuticals	2.4%
Alkermes, Inc. Drug Delivery	2.3%
Celgene Corporation Biotechnologies/Biopharmaceuticals	2.2%
Perrigo Company Generic Pharmaceuticals	2.0%
Celera Corporation Medical Devices and Diagnostics	1.9%

PORTFOLIO

As of March 31, 2011
(Unaudited)

H&Q LIFE SCIENCES INVESTORS

SCHEDULE OF INVESTMENTS

MARCH 31, 2011

(Unaudited)

	CONVERTIBLE SECURITIES AND WARRANTS - 7.6% of Net Assets
SHARES	Convertible Preferred and Warrants (Restricted) (a) (b) - 7.5%	VALUE
	Biotechnology/Biopharmaceuticals - 0.7%
1,967,757	Euthymics Biosciences, Inc. Series A	$1,967,757
204,275	MacroGenics, Inc. Series D	133,208
50,145	MacroGenics, Inc. Series D 18 Month Lock-up	0
		2,100,965
	Drug Discovery Technologies - 1.1%
1,587,302	Agilix Corporation Series B (c)	3,968
250,000	Ceres, Inc. Series C	1,625,000
21,462	Ceres, Inc. Series C-1	139,503
175,540	Ceres, Inc. Series D	1,141,010
28,385	Ceres, Inc. Series F	184,503
5,677	Ceres, Inc. warrants (expiration 9/05/15)	0
		3,093,984
	Healthcare Services - 1.2%
3,589,744	PHT Corporation Series D (c)	2,800,000
802,996	PHT Corporation Series E (c)	626,337
99,455	PHT Corporation Series F (c)	77,575
		3,503,912
	Medical Devices and Diagnostics - 4.5%
2,379,916	CardioKinetix, Inc. Series C	529,769
4,277,223	CardioKinetix, Inc. Series D	556,039
N/A	CardioKinetix, Inc. warrants (expiration 12/11/19) (d)	0
N/A	CardioKinetix, Inc. warrants (expiration 06/03/20) (d)	0
3,235,293	Concentric Medical, Inc. Series B (c)	1,682,352
1,162,790	Concentric Medical, Inc. Series C (c)	604,651
455,333	Concentric Medical, Inc. Series D (c)	236,773
453,094	Concentric Medical, Inc. Series E (c)	235,609
2,446,016	Labcyte, Inc. Series C	1,280,000
2,161,090	Magellan Biosciences, Inc. Series A	2,161,090
98,824	Magellan Biosciences, Inc. warrants (expiration 4/01/19)	0
7,877	Magellan Biosciences, Inc. warrants (expiration 5/06/19)	0
1,031,992	OmniSonics Medical Technologies, Inc. Series A-1	1,032

The accompanying notes are an integral part of the financial statements.

H&Q LIFE SCIENCES INVESTORS

SCHEDULE OF INVESTMENTS

MARCH 31, 2011

(Unaudited)

(continued)

SHARES	Convertible Preferred and Warrants (Restricted) (a) (b) - continued	VALUE
877,747	OmniSonics Medical Technologies, Inc. Series B-1	$878
9,606,373	Palyon Medical Corporation Series A (c)	1,537,020
43,478	TherOx, Inc. Series H	72,121
99,646	TherOx, Inc. Series I	165,293
3,280,000	Tibion Corporation	1,640,000
2,606,033	Veniti, Inc. Series A (c)	2,255,000
		12,957,627
		21,656,488
PRINCIPAL AMOUNT	Convertible Notes - 0.1%
	Drug Discovery Technologies - 0.0%
$700,000	deCODE Genetics, Inc., 3.50% due 4/15/11	5,250
	Medical Devices and Diagnostics - 0.1%
246,083	CardioKinetix, Inc., Cvt. Promissory Notes, 4.25% due 12/31/11 (Restricted) (a)	246,083
		251,333
	TOTAL CONVERTIBLE SECURITIES AND WARRANTS (Cost $31,169,522)	21,907,821
SHARES	COMMON STOCKS AND WARRANTS - 86.4%
	Biotechnology/Biopharmaceuticals - 39.8%
61,510	Acorda Therapeutics, Inc. (b)	1,427,032
1,637,179	Adolor Corporation (b)	2,308,422
352,127	Affymax, Inc. (b)	2,066,986
85,385	Alexion Pharmaceuticals, Inc. (b)	8,425,792
93,643	Alnylam Pharmaceuticals, Inc. (b)	896,164
453,480	Amarin Corporation plc (b)	3,310,404
128,936	Amgen, Inc. (b)	6,891,629
88,714	Amylin Pharmaceuticals, Inc. (b)	1,008,678
3,939,544	Antisoma plc (b) (e)	153,136
343,875	ARIAD Pharmaceuticals, Inc. (b)	2,585,940
82,000	Athersys, Inc. warrants (Restricted, expiration 6/08/12) (a) (b)	0
144,350	Auxilium Pharmaceuticals, Inc. (b)	3,099,195
386,934	Cadence Pharmaceuticals, Inc. (b)	3,563,662
110,092	Celgene Corporation (b)	6,333,593
27,460	Cephalon, Inc. (b) (h)	2,080,919
250,000	Corcept Therapeutics Incorporated (b)	1,062,500

The accompanying notes are an integral part of the financial statements.

H&Q LIFE SCIENCES INVESTORS

SCHEDULE OF INVESTMENTS

MARCH 31, 2011

(Unaudited)

(continued)

SHARES	Biotechnologies/ Biopharmaceuticals - continued	VALUE
174,224	Cornerstone Therapeutics, Inc. (b)	$1,153,363
174,122	Cubist Pharmaceuticals, Inc. (b)	4,394,839
235,489	Dendreon Corporation (b)	8,814,353
642,060	Elan Corporation plc (b) (f)	4,417,373
47,597	Genzyme Corporation (b)	3,624,512
566,761	Geron Corporation (b)	2,862,143
231,098	Gilead Sciences, Inc. (b)	9,807,799
178,416	Human Genome Sciences, Inc. (b) (h)	4,897,519
970,010	Inhibitex, Inc. (b)	3,511,436
142,110	Ironwood Pharmaceuticals, Inc. (b)	1,989,540
243,300	Isis Pharmaceuticals, Inc. (b)	2,199,432
119,500	Medivation, Inc. (b)	2,227,480
269,517	Momenta Pharmaceuticals, Inc. (b)	4,271,845
523,382	Neurocrine Biosciences, Inc. (b)	3,972,469
93,100	OncoGenex Pharmaceutical, Inc. (b)	1,428,154
37,500	OncoGenex Pharmaceuticals, Inc. warrants (Restricted, expiration 10/22/15) (a) (b)	176,625
76,650	Onyx Pharmaceuticals, Inc. (b)	2,696,547
179,760	Seattle Genetics, Inc. (b)	2,798,863
940,838	Telik, Inc. (b)	846,754
40,944	United Therapeutics Corporation (b)	2,744,067
164,310	XenoPort, Inc. (b)	974,358
		115,023,523
	Drug Delivery - 3.7%
515,279	Alkermes, Inc. (b)	6,672,863
639,600	IntelliPharmaCeutics International, Inc. (Restricted) (a) (b) (c)	1,732,675
319,800	IntelliPharmaCeutics International, Inc. warrants (Restricted, expiration 2/01/13) (a) (b) (c)	329,394
319,800	IntelliPharmaCeutics International, Inc. warrants (Restricted, expiration 2/01/16) (a) (b) (c)	460,512
149,000	Nektar Therapeutics (b)	1,411,030
		10,606,474
	Drug Discovery Technologies - 1.4%
258,915	Incyte Corporation (b)	4,103,804
1,601,039	MZT Holdings, Inc. (b) (c)	48,031
952,381	MZT Holdings, Inc. warrants (Restricted, expiration 1/22/12) (a) (b) (c)	0
46	Zyomyx, Inc. (Restricted) (a) (b)	11
		4,151,846

The accompanying notes are an integral part of the financial statements.

H&Q LIFE SCIENCES INVESTORS

SCHEDULE OF INVESTMENTS

MARCH 31, 2011

(Unaudited)

(continued)

SHARES	Generic Pharmaceuticals - 9.7%	VALUE
685,767	Akorn, Inc. (b)	$3,956,876
172,700	Impax Laboratories, Inc. (b)	4,395,215
321,950	Mylan, Inc. (b)	7,298,606
73,832	Perrigo Company	5,871,121
111,829	Teva Pharmaceutical Industries Ltd. (f)	5,610,461
17,425	Watson Pharmaceuticals, Inc. (b)	975,974
		28,108,253
	Healthcare Services - 5.6%
431,900	Addus HomeCare Corporation (b)	2,163,819
58,159	Aetna, Inc.	2,176,891
148,148	Aveta, Inc. (Restricted) (a) (g)	888,888
54,480	Charles River Laboratories International, Inc. (b)	2,090,942
79,335	PAREXEL International Corporation (b)	1,975,442
106,234	Pharmaceutical Product Development, Inc.	2,943,744
56,258	WellPoint, Inc.	3,926,246
		16,165,972
	Medical Devices and Diagnostics - 18.7%
842,053	Affymetrix, Inc. (b)	4,387,096
73,623	Alere, Inc. (b)	2,881,604
143,972	Align Technology, Inc. (b)	2,948,547
212,500	Bruker Corporation (b)	4,430,625
692,000	Celera Corporation (b)	5,612,120
130,000	Ceracor Laboratories, Inc. (Restricted) (a) (b)	106,267
611,463	Exact Sciences Corporation (b)	4,500,368
57,493	Gen-Probe, Inc. (b)	3,814,660
237,544	Hologic, Inc. (b)	5,273,477
36,296	iCAD, Inc. 12 Month Lock-up (Restricted) (a)	46,550
145,186	iCAD, Inc. 18 Month Lock-up (Restricted) (a)	176,401
39,913	IDEXX Laboratories, Inc. (b)	3,082,082
153,927	Illumina, Inc. (b)	10,785,665
79,351	Life Technologies Corporation (b)	4,159,579
447,080	Medwave, Inc. (b)	2,459
111,770	Medwave, Inc. warrants (Restricted, expiration 8/21/11) (a) (b)	0
62,005	OmniSonics Medical Technologies, Inc. (Restricted) (a) (b)	62
13,750	Palomar Medical Technologies, Inc. (b)	204,187
139	Songbird Hearing, Inc. (Restricted) (a) (b)	93
252,354	Staar Surgical Company (b)	1,405,612
		53,817,454

The accompanying notes are an integral part of the financial statements.

H&Q LIFE SCIENCES INVESTORS

SCHEDULE OF INVESTMENTS

MARCH 31, 2011

(Unaudited)

(continued)

SHARES	Pharmaceuticals - 7.5%	VALUE
40,685	Pharmasset, Inc. (b)	$3,202,316
61,500	Salix Pharmaceuticals, Ltd. (b)	2,154,345
875,977	Santarus, Inc. (b)	2,995,841
63,868	Shire plc (f)	5,562,903
746,000	Somaxon Pharmaceuticals, Inc. (b)	2,111,180
237,584	Warner Chilcott plc	5,530,956
		21,557,541
	TOTAL COMMON STOCKS AND WARRANTS (Cost $228,319,855)	249,431,063
PRINCIPAL AMOUNT	SHORT-TERM INVESTMENTS - 5.0%
$14,329,000	Repurchase Agreement, State Street Bank and Trust Co., repurchase value $14,329,004 (collateralized by U.S. Treasury Bill 3.125% discount, 04/30/17, market value $14,617,064); 0.01% due 04/01/11	14,329,000
	TOTAL SHORT-TERM INVESTMENTS (Cost $14,329,000)	14,329,000
	TOTAL INVESTMENTS BEFORE MILESTONE INTERESTS AND OUTSTANDING OPTIONS WRITTEN - (99.0%) (Cost $273,818,377)	285,667,884
INTEREST	MILESTONE INTERESTS (Restricted) - 2.6%
	Biotechnology/Biopharmaceuticals - 1.5%
1	Targegen Milestone Interest (a) (b)	4,197,580
	Medical Devices and Diagnostics - 1.1%
1	Interlace Medical Milestone Interest (a) (b)	2,700,989
1	Xoft Milestone Interest (a) (b)	586,528
		3,287,517
	TOTAL MILESTONE INTERESTS	7,485,097

The accompanying notes are an integral part of the financial statements.

H&Q LIFE SCIENCES INVESTORS

SCHEDULE OF INVESTMENTS

MARCH 31, 2011

(Unaudited)

(continued)

NUMBER OF CONTRACTS (100 SHARES EACH)	CALL OPTION CONTRACTS WRITTEN - (0.2)%	VALUE
274	Cephalon, Inc., strike @ 60, expires Apr - 2011	($441,140)
277	Human Genome Sciences, Inc., strike @ 30 expires Apr - 2011	(3,878)
	TOTAL CALL OPTION CONTRACTS WRITTEN (Premiums received $43,777)	(445,018)
	TOTAL INVESTMENTS NET OF OUTSTANDING OPTIONS WRITTEN - 101.4% (Cost $281,101,170)	292,707,963
	OTHER LIABILITIES IN EXCESS OF ASSETS - (1.4)%	(3,985,203)
	NET ASSETS - 100%	$288,722,760

(a)  Security fair valued.

(b)  Non-income producing security.

(c)  Affiliated issuers in which the Fund holds 5% or more of the voting securities (total market value of $12,629,897).

(d)  Number of warrants to be determined at a future date.

(e)  Foreign Security.

(f)  American Depository Receipt

(g)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(h)  A portion of security is pledged as collateral for call options written.

The accompanying notes are an integral part of the financial statements.

H&Q LIFE SCIENCES INVESTORS

SCHEDULE OF INVESTMENTS

MARCH 31, 2011

(Unaudited)

(continued)

Other Information

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 to value the Fund's net assets:

Assets at Value	Level 1	Level 2	Level 3	Total
Convertible Securities and Warrants
Biotechnology/Biopharmaceuticals	—	—	$2,100,965	$2,100,965
Drug Discovery Technologies	—	$5,250	3,093,984	3,099,234
Healthcare Services	—	—	3,503,912	3,503,912
Medical Devices and Diagnostics	—	—	13,203,710	13,203,710
Common Stocks and Warrants
Biotechnology/Biopharmaceuticals	$114,846,898	—	176,625	115,023,523
Drug Delivery	8,083,893	—	2,522,581	10,606,474
Drug Discovery Technologies	4,151,835	—	11	4,151,846
Generic Pharmaceuticals	28,108,253	—	—	28,108,253
Healthcare Services	15,277,084	—	888,888	16,165,972
Medical Devices and Diagnostics	53,488,081	—	329,373	53,817,454
Pharmaceuticals	21,557,541	—	—	21,557,541
Short-Term Investments	—	14,329,000	—	14,329,000
Milestone Interests
Biotechnology/Biopharmaceuticals	—	—	4,197,580	4,197,580
Medical Devices and Diagnostics	—	—	3,287,517	3,287,517
Other Assets	—	—	1,248,968	1,248,968
Total	$245,513,585	$14,334,250	$34,554,114	$294,401,949
Liabilities at Value	Level 1	Level 2	Level 3	Total
Option Contracts Written	($445,018)	$—	$—	($445,018)

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update, Improving Disclosures about Fair Valuation Measurements, that requires additional disclosures regarding fair value measurements. Certain required disclosures are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact it will have on its financial statement disclosures.

The accompanying notes are an integral part of the financial statements.

H&Q LIFE SCIENCES INVESTORS

SCHEDULE OF INVESTMENTS

MARCH 31, 2011

(Unaudited)

(continued)

Other Information, continued

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value:

Level 3 Assets	Balance as of September 30, 2010	Accrued discounts/ premiums	Realized gain/loss and change in unrealized appreciation (depreciation)	Net purchases	Net sales	Net transfers in (out of) Level 3	Balance as of March 31, 2011
Convertible Securities and Warrants
Biotechnologies/ Biopharmaceuticals	$560,282	—	($1,018)	$1,541,701	—	—	$2,100,965
Drug Discovery Technologies	3,184,555	—	5,300	—	($95,871)	—	3,093,984
Healthcare Services	3,503,912	—	—	—	—	—	3,503,912
Medical Devices and Diagnostics	13,741,008	—	3,725,957	4,463,881	(8,727,136)	—	13,203,710
Common Stocks and Warrants
Biotechnologies/ Biopharmaceuticals	820	—	175,805	—	—	—	176,625
Drug Delivery	—	—	923,581	1,599,000	—	—	2,522,581
Drug Discovery Technologies	11	—	—	—	—	—	11
Generic Pharmaceuticals	41,378	—	(41,378)	—	—	—	—
Healthcare Services	1,481,480	—	(592,592)	—	—	—	888,888
Medical Devices and Diagnostics	78,936	—	22,532	227,905	—	—	329,373
Milestone Interests
Biotechnologies/ Biopharmaceuticals	4,325,927	—	(128,347)	—	—	—	4,197,580
Medical Devices and Diagnostics	—	—	35,476	3,252,041	—	—	3,287,517
Other Assets	878,114	—	—	442,631	(71,777)	—	1,248,968
Total	$27,796,423	—	$4,125,316	$11,527,159	($8,894,784)	—	$34,554,114
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2011							$2,837,914

The accompanying notes are an integral part of the financial statements.

H&Q LIFE SCIENCES INVESTORS

STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 2011

(Unaudited)

ASSETS:
Investments in unaffiliated issuers, at value (cost $258,506,403)	$273,037,987
Investments in affiliated issuers, at value (cost $15,311,974)	12,629,897
Milestone interests, at value	7,485,097
Cash	222
Dividends and interest receivable	26,950
Receivable for investments sold	605,954
Prepaid expenses	35,348
Other assets (See Note 1)	1,248,968
Total assets	295,070,423
LIABILITIES:
Payable for investments purchased	5,439,048
Accrued advisory fee	258,274
Accrued shareholder reporting fees	47,888
Accrued trustee fees	32,959
Options written, at value (premium received $43,777)	445,018
Accrued other	124,476
Total liabilities	6,347,663
NET ASSETS	$288,722,760
SOURCES OF NET ASSETS:
Shares of beneficial interest, par value $.01 per share, unlimited number of shares authorized, amount paid in on 22,275,178 shares issued and outstanding	$276,745,469
Accumulated net investment loss	(1,573,914)
Accumulated net realized gain on investments, milestone interest and options	1,944,412
Net unrealized gain on investments, milestone interest and options	11,606,793
Total net assets (equivalent to $12.96 per share based on 22,275,178 shares outstanding)	$288,722,760

The accompanying notes are an integral part of these financial statements.

H&Q LIFE SCIENCES INVESTORS

STATEMENT OF OPERATIONS

SIX MONTHS ENDED MARCH 31, 2011

(Unaudited)

INVESTMENT INCOME:
Dividend income (net of foreign tax of $5,866)	$379,211
Interest income	20,204
Total investment income	399,415
EXPENSES:
Advisory fees	1,487,488
Legal fees	114,564
Trustees' fees and expenses	89,363
Administration and auditing fees	76,669
Custodian fees	47,910
Shareholder reporting	46,374
Transfer agent fees	25,274
Other (see Note 2)	85,687
Total expenses	1,973,329
Net investment loss	(1,573,914)
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on: Investments in unaffiliated issuers	9,899,565
Closed or expired option contracts written	67,536
Net realized gain	9,967,101
Change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	33,649,538
Investments in affiliated issuers	1,493,818
Milestone interests	(92,871)
Option contracts written	(410,161)
Change in unrealized appreciation (depreciation)	34,640,324
Net realized and unrealized gain (loss)	44,607,425
Net increase in net assets resulting from operations	$43,033,511

The accompanying notes are an integral part of these financial statements.

H&Q LIFE SCIENCES INVESTORS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended March 31, 2011 (Unaudited)	Year ended September 30, 2010
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment loss	($1,573,914)	($1,960,166)
Net realized gain	9,967,101	13,431,666
Change in net unrealized appreciation (depreciation)	34,640,324	(1,278,332)
Net increase in net assets resulting from operations	43,033,511	10,193,168
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized capital gains	(10,538,949)	(6,272,293)
Total distributions	(10,538,949)	(6,272,293)
CAPITAL SHARE TRANSACTIONS:
Fund shares repurchased (0 and 390,499 shares, respectively)	—	(3,795,325)
Reinvestment of distributions (433,037 and 282,420 shares, respectively)	4,799,679	2,719,510
Total capital share transactions	4,799,679	(1,075,815)
Net increase in net assets	37,294,241	2,845,060
NET ASSETS:
Beginning of period	251,428,519	248,583,459
End of period*	$288,722,760	$251,428,519
*Includes accumulated net investment loss of:	($1,573,914)	$0 (a)

(a)  Reflects reclassifications to the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

The accompanying notes are an integral part of these financial statements.

H&Q LIFE SCIENCES INVESTORS

STATEMENT OF CASH FLOWS

PERIOD ENDED MARCH 31, 2011

(Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Purchases of portfolio securities	($153,454,121)
Purchases to close option contracts written	(12,041)
Net maturities of short-term investments	2,138,658
Sales of portfolio securities	158,974,769
Proceeds from option contracts written	103,953
Interest income received	10,063
Dividend income received	428,860
Other operating receipts (expenses paid)	(2,450,957)
Net cash provided from operating activities	5,739,184
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash distributions paid	(5,739,270)
Net cash used for financing activities	(5,739,270)
NET DECREASE IN CASH	(86)
CASH AT BEGINNING OF PERIOD	308
CASH AT END OF PERIOD	$222
RECONCILIATION OF NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS TO NET CASH PROVIDED FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$43,033,511
Purchases of portfolio securities	(153,454,121)
Purchases to close option contracts written	(12,041)
Net maturities of short-term investments	2,138,658
Sales of portfolio securities	158,974,769
Proceeds from option contracts written	103,953
Accretion of discount	(1,838)
Net realized gain on investments and options	(9,967,101)
Increase in net unrealized appreciation (depreciation) on investments and options	(34,640,324)
Increase in dividends and interest receivable	41,346
Decrease in accrued expenses	(72,781)
Increase in prepaid expenses and other assets	(404,847)
Net cash provided from operating activities	$5,739,184

Noncash financing activities not included herein consist of reinvested distributions to shareholders of $4,799,679.

Noncash operating activity not included herein consists of corporate actions of $3,726,029.

The accompanying notes are an integral part of these financial statements.

H&Q LIFE SCIENCES INVESTORS

FINANCIAL HIGHLIGHTS

(Selected data for each share of beneficial interest outstanding throughout the period indicated)

	Six months ended March 31, 2011		Years ended September 30,
	Unaudited		2010		2009	2008	2007	2006
OPERATING PERFORMANCE FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value per share, Beginning of period	$11.51		$11.32		$13.18	$15.34	$13.94	$18.19
Net investment loss (1)	(0.07	)(4)	(0.09	)(3)	(0.15)	(0.14)	(0.09)	(0.10	)(2)
Net realized and unrealized gain (loss)	2.00		0.53		(1.03)	(0.87)	2.63	(2.10)
Total increase (decrease) from investment operations	1.93		0.44		(1.18)	(1.01)	2.54	(2.20)
Distributions to shareholders from:
Net realized capital gain	(0.48)		(0.29)		(0.10)	(1.15)	(1.14)	(2.05)
Return of capital (tax basis)	—		—		(0.58)	—	—	—
Total distributions	(0.48)		(0.29)		(0.68)	(1.15)	(1.14)	(2.05)
Increase resulting from shares repurchased (1)	—		0.04		—	—	—	—
Net asset value per share, End of period	$12.96		$11.51		$11.32	$13.18	$15.34	$13.94
Per share market value, End of period	$12.02		$9.59		$9.23	$10.62	$13.53	$13.29
Total investment return at market value	30.83	%*	7.05%		(5.56%)	(13.52%)	10.56%	(9.95%)
RATIOS AND SUPPLEMENTAL DATA
Net Assets, end of period (in millions)	$289		$251		$249	$278	$308	$268
Ratio of expenses to average net assets	1.47	%**	1.52%		1.58%	1.56%	1.60%	1.74%
Ratio of net investment loss to average net assets	(1.17	%)**(4)	(0.79	%)(3)	(1.38%)	(0.99%)	(0.60%)	(0.64	%)(2)
Portfolio turnover rate	61.85	%*	57.45%		82.88%	73.89%	112.69%	49.90%

*  Not Annualized

**  Annualized

(1) Computed using average shares outstanding.

(2) Includes a special dividend from an issuer in the amount of $0.10 per share. Excluding the special dividend, the ratio of net investment loss to average net assets would have been (1.27%).

(3) Includes a special dividend from an issuer in the amount of $0.06 per share. Excluding the special dividend, the ratio of net investment loss to average net assets would have been (1.28%).

(4) Includes a special dividend from an issuer in the amount of $0.01 per share. Excluding the special dividend, the ratio of net investment loss to average net assets would have been (1.40%)**.

The accompanying notes are an integral part of these financial statements.

H&Q LIFE SCIENCES INVESTORS

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2011

(Unaudited)

(1)  Organization and Significant Accounting Policies

H&Q Life Science Investors (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940 as a diversified closed-end management investment company. The Fund's investment objective is long-term capital appreciation through investment in companies in the life sciences industry (including biotechnology, pharmaceutical, diagnostics, managed healthcare and medical equipment, hospitals, healthcare information technology and services, devices and supplies), agriculture and environmental management. The Fund invests primarily in securities of public and private companies that are believed to have significant potential for above-average growth.

The preparation of these financial statements requires the use of certain estimates by management in determining the Fund's assets, liabilities, revenues and expenses. Actual results could differ from these estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with accounting principles generally accepted in the United States of America. Events or transactions occurring after March 31, 2011 through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment Valuation

Investments traded on national securities exchanges or in the over-the-counter market that are National Market System securities are valued at the last sale price or, lacking any sales, at the mean between the last bid and asked prices. Other over-the-counter securities are valued at the most recent bid prices as obtained from one or more dealers that make markets in the securities. Publicly traded investments for which market quotations are not readily available or whose quoted price may otherwise not reflect fair value, the fair value of convertible preferred, warrants or convertible note interests in private companies, milestone interests and other restricted securities are valued in good faith by Hambrecht & Quist Capital Management LLC (the Adviser) pursuant to valuation policies and procedures approved by the Trustees. Such values are subject to regular oversight and ratification by the Trustees. Because of the uncertainty of fair valuations, these estimated values may differ significantly from the values that would have been used had a ready market for these securities existed, and the differences could be material. Each such fair value determination is based on a consideration of relevant factors. Factors the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the issuer, which may include an analysis of the company's financial statements, the company's products or intended markets or the company's technologies; (iii) the price of a security negotiated at arm's length in an issuer's completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Publicly traded warrants are valued using the Black-Scholes model, which incorporates both observable and unobservable inputs. Short-term investments with maturity of 60 days or less are valued at amortized cost, which approximates fair value.

Options on Securities

An option contract is a contract in which the writer (seller) of the option grants the buyer of the option, upon payment of a premium, the right to purchase from (call option) or sell to (put option) the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the Fund if the option is exercised. The Fund may enter into option contracts in order to hedge

H&Q LIFE SCIENCES INVESTORS

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2011

(continued)

against potential adverse price movements in the value of portfolio assets, as a temporary substitute for selling selected investments, to lock in the purchase price of a security or currency which it expects to purchase in the near future, as a temporary substitute for purchasing selected investments, or to enhance potential gain.

The Fund's obligation under an exchange traded written option or investment in an exchange-traded purchased option is valued at the last sale price or in the absence of a sale, the mean between the closing bid and asked prices. Gain or loss is recognized when the option contract expires, is exercised or is closed.

If the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option it accepts the risk of a decline in the market value of the underlying security below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum exposure to purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities or currencies hedged.

All options on securities and securities indices written by the Fund are required to be covered. When the Fund writes a call option, this means that during the life of the option the Fund may own or have the contractual right to acquire the securities subject to the option or may maintain with the Fund's custodian in a segregated account appropriate liquid securities in an amount at least equal to the market value of the securities underlying the option. When the Fund writes a put option, this means that the Fund will maintain with the Fund's custodian in a segregated account appropriate liquid securities in an amount at least equal to the exercise price of the option. The Fund may use option contracts to gain or hedge exposure to financial market risk.

Transactions in call options written for the six months ended March 31, 2011 were as follows:

	Contracts	Premiums
Options outstanding, September 30, 2010	131	$19,400
Options written	802	103,953
Options terminated in closing purchase transactions	(120)	(28,474)
Options expired	(262)	(51,102)
Options outstanding, March 31, 2011	551	$43,777

H&Q LIFE SCIENCES INVESTORS

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2011

(continued)

Derivatives not accounted for as hedging instruments under ASC 815	Statement of Assets and Liabilities Location		Statement of Operations Location
Equity Contracts	Liabilities, Options written, at value	$445,018	Net realized gain on investments in unaffiliated issuers	($176,204)
			Net realized gain on closed or expired option contracts written	$67,536
			Change in unrealized appreciation (depreciation) on investments in unaffiliated issuers	—
			Change in unrealized appreciation (depreciation) on option contracts written	($410,161)

Milestone Interests

The Fund holds derivative instruments which reflect the current value of future milestone payments the Fund may receive as a result of contractual obligations from other parties. The value of such payments are adjusted to reflect the estimated risk with the relative uncertainty of both the timing and the achievement of individual milestones. The milestone interests were received as part of the proceeds from the sale of several private companies.

The following is a summary of the impact of the three milestone interest on the financial statements as of and for the six months ended March 31, 2011:

Statement of Assets and Liabilities, Milestone interests, at value	$7,485,097

Statement of Assets and Liabilities, Net unrealized gain on investments, milestone interests and options	$158,527

Statement of Operations, Net realized gain on Milestone interests	$0

Statement of Operations, Change in unrealized appreciation (depreciation) on milestone interests	($92,871)

Other Assets

Other assets in the Statement of Assets and Liabilities consists of amounts due to the Fund in connection with investments in six private companies.

Investment Transactions and Income

Investment transactions are recorded on a trade date basis. Gains and losses from sales of investments are recorded using the "identified cost" method. Interest income is recorded on the accrual basis, adjusted for amortization of premiums and accretion of discounts. Dividend income is recorded on the ex-dividend date.

The aggregate cost of purchases and proceeds from sales of investment securities (other than short-term investments) for the six months ended March 31, 2011 totaled $157,707,259 and $162,876,783, respectively.

H&Q LIFE SCIENCES INVESTORS

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2011

(continued)

Repurchase Agreements

In managing short-term investments the Fund may from time to time enter into transactions in repurchase agreements. In a repurchase agreement, the Fund's custodian takes possession of the underlying collateral securities, the market value of which is at least equal to the principal, including accrued interest, of the repurchase transaction at all times. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral by the Fund may be delayed or limited.

Distribution Policy

Pursuant to a Securities and Exchange Commission exemptive order, the Fund has implemented a fixed distribution policy (the Policy) that permits the Fund to make quarterly distributions at a rate set by the Board of Trustees. Under the Policy the Fund intends to make quarterly distributions at a rate of 2% of the Fund's net assets to shareholders of record. The Fund intends to use net realized capital gains when making quarterly distributions, if available, but the Policy would result in a return of capital to shareholders if the amount of the distribution exceeds the Fund's net investment income and realized capital gains. Under the Policy, realized capital gains in excess of the total distributed would be included in the December distribution. Prior to November 1, 2010, the Fund made distributions at an annualized rate of 5% of the Fund's net assets. The Board of Trustees suspended the Policy on August 4, 2009 and reinstated the Policy on April 5, 2010. The Policy has been established by the Board of Trustees and may be changed by them without shareholder approval. The Board regularly reviews the Policy and the distribution rate considering the purpose and effect of the Policy, the financial market environment, and the Fund's income, capital gains and capital available to pay distributions.

The Fund's policy is to declare distributions in stock. The distributions are automatically paid in newly-issued full shares of the Fund plus cash in lieu of any fraction of a share, unless otherwise instructed by the shareholder. The Fund's transfer agent delivers an election card and instructions to each registered shareholder in connection with each distribution. For shareholders other than registered shareholders with book entry accounts at the Fund's transfer agent, fractional shares will generally be settled in cash. The number of shares issued will be determined by dividing the dollar amount of the distribution by the lower of net asset value or market price on the pricing date. If a shareholder elects to receive a distribution in cash, rather than in shares, the shareholder's relative ownership in the Fund will be reduced. The shares reinvested will be valued at the lower of the net asset value or market price on the pricing date. Distributions in stock will not relieve shareholders of any federal, state or local income taxes that may be payable on such distributions.

Share Repurchase Program

In September 2009, the Trustees authorized a share repurchase program to allow the Fund to repurchase up to 10% of its outstanding shares for a one year period beginning October 9, 2009. The share repurchase program was intended to enhance shareholder value and potentially reduce the discount between the market price of the Fund's shares and the Fund's net asset value. On April 5, 2010, the Trustees terminated the share repurchase program.

During the year ended September 30, 2010, the Fund repurchased 390,499 shares at a total cost of $3,795,325. The weighted average discount per share between the cost of repurchase and the net asset value applicable to such shares at the date of repurchase was 18.06%.

H&Q LIFE SCIENCES INVESTORS

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2011

(continued)

Federal Taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute to its shareholders substantially all of its taxable income and its net realized capital gains, if any. Therefore, no Federal income or excise tax provision is required.

As of March 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition or disclosure. The Fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distributions

The Fund records all distributions to shareholders from net investment income and realized gains, if any, on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences include temporary and permanent differences from losses on wash sale transactions, installment sale adjustment and net operating losses. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Statement of Cash Flows

The cash amount shown in the Statement of Cash Flows is the amount included in the Fund's Statement of Assets and Liabilities and represents cash on hand at its custodian and does not include short-term investments at March 31, 2011.

Indemnifications

Under the Fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(2)  Investment Advisory and Other Affiliated Fees

The Fund has entered into an Investment Advisory Agreement (the Advisory Agreement) with the Adviser. Pursuant to the terms of the Advisory Agreement, the Fund pays the Adviser a monthly fee at the rate when annualized of (i) 2.50% of the average net assets for the month of its venture capital and other restricted securities up to 25% of net assets and (ii) for all other assets, 0.98% of the average net assets up to $250 million, 0.88% of the average net assets for the next $250 million, 0.80% of the average net assets for the next $500 million and 0.70% of the average net assets thereafter. The aggregate fee would not exceed a rate when annualized of 1.36%.

The Fund has entered into a Services Agreement (the Agreement) with the Adviser. Pursuant to the terms of the Agreement, the Fund reimburses the Adviser for certain services related to a portion of the payment of salary and provision of benefits to the Fund's Chief Compliance Officer. During the six months ended March 31, 2011 these payments amounted to $28,032 and are included in the other category in the Statement of Operations together with insurance and other expenses incurred to unaffiliated entities. Expenses incurred pursuant to the

H&Q LIFE SCIENCES INVESTORS

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2011

(continued)

Agreement as well as certain expenses paid for by the Adviser are allocated in an equitable fashion as approved by the Board of the Fund.

The Fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The Fund does not pay compensation directly to Trustees or officers of the Fund who are also officers of the Adviser.

(3)  Other Transactions with Affiliates

An affiliate company is a company in which the Fund holds 5% or more of the voting securities. Transactions with such companies during the six months ended March 31, 2011 were as follows:

Issuer	Value on October 1, 2010	Purchases	Sales	Income	Value on March 31, 2011
Agilix Corporation	$94,540	$—	$—	$—	$3,968
Concentric Medical, Inc.	2,759,385	—	—	—	2,759,385
IntelliPharmaCeutics International, Inc.	—	1,599,000	—	—	2,522,581
MZT Holdings, Inc.	54,435	—	—	—	48,031
Palyon Medical Corporation	1,537,020	—	—	—	1,537,020
PHT Corporation	3,503,912	—	—	—	3,503,912
Veniti, Inc.	—	2,255,000	—	—	2,255,000
	$7,949,292	$3,854,000	$—	$—	$12,629,897

(4)  Private Companies and Other Restricted Securities

The Fund may invest in private companies and other restricted securities if these securities would currently comprise 40% or less of net assets. The value of these securities represents 12% of the Fund's net assets at March 31, 2011.

At March 31, 2011, the Fund had a commitment of $879,525 relating to an additional investment in a private company.

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund's private companies and other restricted securities at March 31, 2011. The Fund on its own does not have the right to demand that such securities be registered.

Security (i)	Acquisition Date	Cost	Carrying Value per Unit	Value
Agilix Corporation
Series B Cvt. Pfd.	11/08/01	$1,567,795	$0.00	$3,968
Athersys, Inc.
Warrants (expiration 6/08/12)	6/07/07	0	0.00	0
Aveta, Inc.
Common	12/21/05	2,003,155	6.00	888,888
CardioKinetix, Inc.
Series C Cvt. Pfd.	5/22/08	1,651,971	0.22	529,769
Series D Cvt. Pfd.	12/10/10	542,780	0.13	556,039
Cvt. Promissory Notes	12/10/09 - 9/01/10	246,438	1.00	246,083
Warrants (expiration 12/11/19)	12/10/09, 2/11/10	123	0.00	0
Warrants (expiration 6/03/20)	6/03/10, 9/01/10	123	0.00	0
Ceracor Laboratories, Inc.
Common	3/31/98	0	0.82	106,267
Ceres, Inc.
Series C Cvt. Pfd.	12/23/98	1,000,950	6.50	1,625,000
Series C-1 Cvt. Pfd.	03/31/01	74,339	6.50	139,503
Series D Cvt. Pfd.	03/14/01	1,046,887	6.50	1,141,010
Series F Cvt. Pfd.	9/05/07	186,335	6.50	184,503
Warrants (expiration 9/05/15)	9/05/07	0	0.00	0

H&Q LIFE SCIENCES INVESTORS

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2011

(continued)

Security (i)	Acquisition Date	Cost	Carrying Value per Unit	Value
Concentric Medical, Inc.
Series B Cvt. Pfd.	5/07/02, 1/24/03	$2,220,659	$0.52	$1,682,352
Series C Cvt. Pfd.	12/19/03	1,000,545	0.52	604,651
Series D Cvt. Pfd.	9/30/05	638,671	0.52	236,773
Series E Cvt. Pfd.	12/18/08	455,178	0.52	235,609
Euthymics Biosciences, Inc.
Series A Cvt. Pfd.	3/08/11	1,974,104	1.00	1,967,757
iCAD, Inc.
12 Month Lock-up Common	1/05/11	47,584	1.28	46,550
18 Month Lock-up Common	1/05/11	180,321	1.22	176,401
IntelliPharmaCeutics International Inc.
Common	1/31/11	1,599,000	2.71	1,732,675
Warrants (expiration 2/01/13)	1/31/11	0	1.03	329,394
Warrants (expiration 2/01/16)	1/31/11	0	1.44	460,512
Interlace Medical
Milestone Interest	1/14/11	2,674,181	2,700,989.00	2,700,989
Labcyte, Inc.
Series C Cvt. Pfd.	7/18/05	1,283,262	0.52	1,280,000
MacroGenics, Inc.
Series D Cvt. Pfd.	9/04/08	668,364	0.65	133,208
Series D Cvt. Pfd. 18 Month Lock-up	9/04/08	210,499	0.00	0
Magellan Biosciences, Inc.
Series A Cvt. Pfd.	11/28/06 - 10/01/09	2,166,424	1.00	2,161,090
Warrants (expiration 4/01/19)	4/03/09	0	0.00	0
Warrants (expiration 5/06/19)	5/12/09	0	0.00	0
Medwave, Inc.
Warrants (expiration 8/21/11)	8/21/06	0	0.00	0
MZT Holdings, Inc.
Warrants (expiration 1/22/12)	1/21/06	0	0.00	0
OmniSonics Medical Technologies, Inc.
Series A-1 Cvt. Pfd.	10/01/03	1,201,037	0.001	1,032
Series B-1 Cvt. Pfd.	6/04/07, 11/15/07	668,067	0.001	878
Common	5/24/2001	1,606,361	0.001	62
OncoGenex Pharmaceuticals, Inc.
Warrants (expiration 10/22/15)	10/22/10	0	4.71	176,625
Palyon Medical Corporation
Series A Cvt. Pfd.	4/28/09	2,062,094	0.16	1,537,020
PHT Corporation
Series D Cvt. Pfd.	7/23/01	2,803,841	0.78	2,800,000
Series E Cvt. Pfd.	9/12/03 - 10/14/04	627,472	0.78	626,337
Series F Cvt. Pfd.	7/21/08	81,720	0.78	77,575
Songbird Hearing, Inc.
Common	12/14/00	2,003,239	0.67	93
TargeGen
Milestone Interest	7/20/10	4,074,529	4,197,580.00	4,197,580
TherOx, Inc.
Series H Cvt. Pfd.	9/11/00	2,001,787	1.66	72,121
Series I Cvt. Pfd.	7/08/05	386,639	1.66	165,293
Tibion Corporation
Cvt. Pfd.	2/23/11	1,640,000	0.50	1,640,000
Veniti, Inc.
Series A Cvt. Pfd.	2/28/11	2,255,000	0.87	2,255,000
Xoft
Milestone Interest	1/05/11	577,860	586,528.00	586,528
Zyomyx, Inc.
Common	2/19/99 - 7/22/04	2,601,013	0.25	12
		$48,030,347		$33,305,147

(i) See Schedule of Investments and corresponding footnotes for more information on each issuer.

H&Q LIFE SCIENCES INVESTORS

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2011

(continued)

(5)  Subsequent Event

On April 25, 2011, the Trustees approved a tender offer by the Fund to acquire up to 35% of its outstanding shares for cash at a price equal to 98% of the Fund's net asset value per share as of the close of regular trading on the New York Stock Exchange on the business day immediately following the day the offer expires (the "Tender Offer"). The Tender Offer commenced on May 3, 2011 and is expected to expire on May 31, 2011.

H&Q LIFE SCIENCES INVESTORS

INVESTMENT ADVISORY AGREEMENT APPROVAL

The Investment Advisory Agreement (the Advisory Agreement) between the Fund and the Adviser provides that the Advisory Agreement will continue in effect so long as its continuance is approved at least annually by (i) the Trustees of the Fund or the shareholders by affirmative vote of a majority of the outstanding shares and (ii) a majority of the Trustees of the Fund who are not interested persons (the Independent Trustees), by vote cast in person at a meeting called for the purpose of voting on such approval.

On March 24, 2011, the Board, and the Independent Trustees voting separately, determined that the terms of the Advisory Agreement are fair and reasonable and approved the continuance of the Advisory Agreement as being in the best interests of the Fund and its shareholders. In making its determination, the Board considered materials that were specifically prepared by the Adviser at the request of the Board and Fund counsel for purposes of the contract review process, including comparisons of (i) the Fund's performance to its benchmark, the NASDAQ Biotech Index (NBI), and to other investment companies, (ii) the Fund's expenses and expense ratios to those of a peer group of other investment companies, and (iii) the Adviser's profitability with respect to its services for the Fund to the profitability of other investment advisers, as described below. The Trustees took into account that the Adviser presently provides investment management services only to the Fund and to H&Q Healthcare Investors and does not derive any benefit from its relationship with the Fund other than receipt of advisory fees pursuant to the Advisory Agreement. The Board also received and reviewed information throughout the year about the portfolio performance, the investment strategy, the portfolio management team and the fees and expenses of the Fund.

In approving the Advisory Agreement, the Board considered, among other things, the nature, extent, and quality of the services to be provided by the Adviser, the investment performance of the Fund and the Adviser, the costs of services provided and profits realized by the Adviser and its affiliates, and whether fee levels reflect economies of scale for the benefit of Fund shareholders and the extent to which economies of scale would be realized as the Fund grows. The Board reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board also evaluated the financial strength of the Adviser and the capability of the personnel of the Adviser, specifically the strength and background of its investment analysts. Fund counsel provided the Board with the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board, including the Independent Trustees, evaluated all of the foregoing and, considering all factors together, determined in the exercise of its business judgment that the continuance of the Advisory Agreement is in the best interests of the Fund and its shareholders. The following provides more detail on certain factors considered by the Trustees and the Board's conclusions with respect to each such factor.

The nature, extent and quality of the services to be provided by the Adviser. On a regular basis the Board considers the roles and responsibilities of the Adviser as a whole, along with specific portfolio management, support and trading functions the Adviser provides to the Fund. The Trustees considered the nature, extent and quality of the services provided by the Adviser to the Fund. The Trustees continue to be satisfied with the quality and value of the investment advisory services provided to the Fund by the Adviser, and, in particular, the management style and discipline followed by the Adviser and the quality of the Adviser's research, trading, portfolio management, compliance and administrative personnel.

H&Q LIFE SCIENCES INVESTORS

INVESTMENT ADVISORY AGREEMENT APPROVAL

(continued)

The investment performance of the Fund and the Adviser. On a regular basis the Board reviews performance information for the Fund and discusses the Fund's investment strategy with the Adviser. The Trustees reviewed comparisons of the Fund's performance to its benchmark, the NBI, and to other investment companies and reviewed other information relating to the performance of the Fund. The Trustees also considered the Adviser's portfolio management strategy and process for the Fund. Although the NBI's performance exceeded the Fund's returns by net asset value and stock price in recent periods, the Fund's return by net asset value outperformed the NBI over the most recent five-year and ten-year periods and the Fund's return by stock price outperformed the NBI over the most recent ten-year period. The Trustees continue to be satisfied with the investment performance of the Fund and the Adviser.

The costs of services to be provided and profits to be realized by the Adviser from its relationship with the Fund. The Trustees considered the various services provided by the Adviser to the Fund and reviewed comparative information regarding the expenses and expense ratios of the Fund and a peer group of other investment companies. The Trustees noted that the Adviser's fees are within the range of fees presented in the comparative information and noted that a portion of the Fund's investment portfolio is invested in venture and restricted securities, a portfolio management service that can command higher management fees than those charged by the Adviser pursuant to the Advisory Agreement. The Trustees also considered financial information provided by the Adviser, including financial statements of the Adviser and a comparison of the Adviser's profitability with respect to its services for the Fund to the profitability of other privately held investment advisers. Based on the information provided to and evaluated by the Trustees, the Trustees concluded that the fees charged by the Adviser are fair and reasonable in light of the quality and nature of the services provided by the Adviser and that the profitability of the Adviser's relationship with the Fund has not been excessive. The fees charged by the Adviser are within a reasonable range of fees as compared to fees charged by other investment advisers, and the services provided by the Adviser and the amounts paid under the Advisory Agreement are sufficiently favorable in comparison to the services rendered and fees charged by others for similar services to warrant a finding that fees to be paid by the Fund are fair.

Whether fee levels reflect economies of scale and the extent to which economies of scale would be realized as the Fund grows. The Trustees considered that the Advisory Agreement provides for breakpoints in the advisory fees so that the Fund will share the benefits of the economies of scale that would inure to the Adviser as the Fund's assets increase. The Trustees reviewed the net assets of the Fund over the last five years, the recent investment performance of the Fund, and the management fees of other funds with similar investment objectives. Given the asset size of the Fund, and as economies of scale are still modest at current Fund asset levels, the Trustees determined that the Fund's breakpoint schedule is satisfactory and fair.

H&Q LIFE SCIENCES INVESTORS

PRIVACY NOTICE

If you are a registered shareholder of the Fund, the Fund and Hambrecht & Quist Capital Management LLC, the Fund's investment adviser, may receive nonpublic personal information about you from the information collected by the transfer agent from your transactions in Fund shares. Any nonpublic personal information is not disclosed to third parties, except as permitted or required by law. In connection with servicing your account and effecting transactions, the information received may be shared with the investment adviser and non-affiliates, including transfer agents, custodians or other service companies. Access to your nonpublic personal information is restricted to employees who need to know that information to provide products or services to you. To maintain the security of your nonpublic personal information, physical, electronic, and procedural safeguards are in place that comply with federal standards. The policies and practices described above apply to both current and former shareholders.

If your Fund shares are held in "street name" at a bank or brokerage, we do not have access to your personal information and you should refer to your bank's or broker's privacy policies for a statement of the treatment of your personal information.

FOR MORE INFORMATION

A description of the Fund's proxy voting policies and procedures and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request by calling 1-800-451-2597; (ii) by writing to Hambrecht & Quist Capital Management LLC at 2 Liberty Square, 9th floor, Boston, MA 02109; (iii) on the Fund's website at www.hqcm.com; and (iv) on the Securities and Exchange Commission's (SEC) website at www.sec.gov.

The Fund's complete Schedule of Investments for the first and third quarters of its fiscal year will be filed quarterly with the SEC on Form N-Q. This Schedule of Investments will also be available on the Fund's website at www.hqcm.com or the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC or by calling 1-800-SEC-0330.

DISTRIBUTION POLICY

The Fund has a fixed distribution policy as described in the Notes to Financial Statements. For more information contact your financial adviser.

PORTFOLIO MANAGEMENT

Daniel R. Omstead, Ph.D., Christopher Brinzey, M.B.A., Frank Gentile, Ph.D. and Jason C. Akus, M.D./M.B.A. are members of a team that analyzes investments on behalf of the Fund. Dr. Omstead exercises ultimate decision making authority with respect to investments.

HOUSEHOLDING

A number of banks, brokers and financial advisers have instituted "householding". Under this practice, which has been approved by the SEC, only one copy of shareholder documents may be delivered to multiple shareholders who share the same address and satisfy other conditions. Householding is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. If you do not want the mailing of your shareholder documents to be combined with those of other members of your household, please contact your bank, broker or financial adviser.

H&Q LIFE SCIENCES INVESTORS

New York Stock Exchange Symbol: HQL

2 Liberty Square, 9th Floor
Boston, Massachusetts 02109
(617) 772-8500
www.hqcm.com

Officers

Daniel R. Omstead, Ph.D., President
Laura Woodward, CPA, Chief Compliance Officer,
Secretary and Treasurer

Trustees

Rakesh K. Jain, Ph.D.
Lawrence S. Lewin
Eric Oddleifson
Daniel R. Omstead, Ph.D.
Oleg M. Pohotsky
William S. Reardon, CPA
Uwe E. Reinhardt, Ph.D.
Lucinda H. Stebbins, CPA

Investment Adviser

Hambrecht & Quist Capital Management LLC

Administrator & Custodian

State Street Bank and Trust Company

Transfer Agent

Computershare Shareholder Services, Inc.

Legal Counsel

Dechert LLP

Shareholders with questions regarding share transfers may call

1-800-426-5523

Daily net asset value may be obtained from

our website (www.hqcm.com) or by calling

1-800-451-2597

001CS60314

Item 2. CODE OF ETHICS.

Not applicable to this semi-annual filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this semi-annual filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this semi-annual filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this semi-annual filing.

ITEM 6.  INVESTMENTS.

The Registrant’s Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this semi-annual filing.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to this semi-annual filing.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this semi-annual filing.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)              In the opinion of the principal executive officer and principal financial officer, based on their evaluation which took place within 90 days of this filing, the Registrant’s disclosure controls and procedures are adequately designed and are operating effectively to ensure (i) that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared; and (ii) that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time period specified in the Securities and Exchange Commission’s rules and forms.

(b)               There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent second fiscal quarter that have materially affected or that are reasonably likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1)       Code of Ethics - Not applicable to this semi-annual filing.

(a)(2)       Certification of the Principal Executive Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto (Exhibit 1).

(a)(3)       Certification of the Principal Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto (Exhibit 2).

(b)           Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto (Exhibit 3).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	H&Q LIFE SCIENCES INVESTORS

By (Signature and Title)*	/s/ Daniel R. Omstead
Daniel R. Omstead, President

Date:	6/2/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Laura Woodward
Laura Woodward, Treasurer

Date:	6/2/11

* Print the name and title of each signing officer under his or her signature.